UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alexander Capital Management Group, LLC
Address: 1099 18th Street, Suite 2810
         Denver, CO  80202

13F File Number:  28-11324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott T. Farrar
Title:     Chief Operating Officer / Chief Compliance Officer
Phone:     303-298-1858

Signature, Place, and Date of Signing:

      /s/ Scott T. Farrar     Denver, CO     July 25, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     71

Form13F Information Table Value Total:     $261,411 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     8090   152724 SH       SOLE                   152724        0        0
APPLERA CORP                   COM AP BIO GRP   038020103     7634   228015 SH       SOLE                   228015        0        0
APPLIED MATLS INC              COM              038222105     5820   304860 SH       SOLE                   304860        0        0
AT&T INC                       COM              00206R102     4496   133443 SH       SOLE                   133443        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     6144   146645 SH       SOLE                   146645        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     6175   163228 SH       SOLE                   163228        0        0
BAXTER INTL INC                COM              071813109    10330   161552 SH       SOLE                   161552        0        0
BOSTON BEER INC                CL A             100557107      546    13428 SH       SOLE                    13428        0        0
BP PLC                         SPONSORED ADR    055622104     1055    15167 SH       SOLE                    15167        0        0
BROADCOM CORP                  CL A             111320107      209     7668 SH       SOLE                     7668        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104      350     3500 SH       SOLE                     3500        0        0
CAMPBELL SOUP CO               COM              134429109      298     8891 SH       SOLE                     8891        0        0
CHEVRON CORP NEW               COM              166764100    10546   106386 SH       SOLE                   106386        0        0
CINTAS CORP                    COM              172908105     4652   175469 SH       SOLE                   175469        0        0
CISCO SYS INC                  COM              17275R102     8120   349085 SH       SOLE                   349085        0        0
COBIZ FINANCIAL INC            COM              190897108       68    10334 SH       SOLE                    10334        0        0
COOPER INDS LTD                CL A             G24182100      230     5810 SH       SOLE                     5810        0        0
COSTCO WHSL CORP NEW           COM              22160K105     9750   139013 SH       SOLE                   139013        0        0
CVS CAREMARK CORPORATION       COM              126650100     7261   183505 SH       SOLE                   183505        0        0
DOLLAR TREE INC                COM              256746108      471    14418 SH       SOLE                    14418        0        0
DONALDSON INC                  COM              257651109      280     6271 SH       SOLE                     6271        0        0
DOW CHEM CO                    COM              260543103      210     6018 SH       SOLE                     6018        0        0
EXXON MOBIL CORP               COM              30231G102    11198   127066 SH       SOLE                   127066        0        0
GENERAL ELECTRIC CO            COM              369604103     7350   275400 SH       SOLE                   275400        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104      340     1942 SH       SOLE                     1942        0        0
HALLIBURTON CO                 COM              406216101    11352   213907 SH       SOLE                   213907        0        0
HEWLETT PACKARD CO             COM              428236103    10406   235366 SH       SOLE                   235366        0        0
HOME DEPOT INC                 COM              437076102     3788   161736 SH       SOLE                   161736        0        0
HONEYWELL INTL INC             COM              438516106     6753   134301 SH       SOLE                   134301        0        0
ILLINOIS TOOL WKS INC          COM              452308109      285     6000 SH       SOLE                     6000        0        0
INTEL CORP                     COM              458140100      397    18500 SH       SOLE                    18500        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     6311    53247 SH       SOLE                    53247        0        0
ISHARES TR                     MSCI EAFE IDX    464287465      286     4158 SH       SOLE                     4158        0        0
ISHARES TR                     S&P 500 INDEX    464287200      782     6111 SH       SOLE                     6111        0        0
JOHNSON & JOHNSON              COM              478160104      408     6344 SH       SOLE                     6344        0        0
JP MORGAN CHASE & CO           COM              46625H100     5939   173104 SH       SOLE                   173104        0        0
KIMBERLY CLARK CORP            COM              494368103     6956   116360 SH       SOLE                   116360        0        0
KRAFT FOODS INC                CL A             50075N104     5008   176021 SH       SOLE                   176021        0        0
LAUDER ESTEE COS INC           CL A             518439104      357     7695 SH       SOLE                     7695        0        0
LEGG MASON INC                 COM              524901105     3392    77850 SH       SOLE                    77850        0        0
LINCOLN NATL CORP IND          COM              534187109     5671   125139 SH       SOLE                   125139        0        0
MCDONALDS CORP                 COM              580135101      222     3949 SH       SOLE                     3949        0        0
MICROSOFT CORP                 COM              594918104     4349   158089 SH       SOLE                   158089        0        0
MOTOROLA INC                   COM              620076109      197    26894 SH       SOLE                    26894        0        0
NORTHROP GRUMMAN CORP          COM              666807102     6343    94808 SH       SOLE                    94808        0        0
OFFICE DEPOT INC               COM              676220106      181    16512 SH       SOLE                    16512        0        0
PEPSICO INC                    COM              713448108      816    12825 SH       SOLE                    12825        0        0
PFIZER INC                     COM              717081103     3835   219495 SH       SOLE                   219495        0        0
PHILIP MORRIS INTL INC         COM              718172109      418     8464 SH       SOLE                     8464        0        0
PRAXAIR INC                    COM              74005P104    13218   140254 SH       SOLE                   140254        0        0
PRICE T ROWE GROUP INC         COM              74144T108     5042    89286 SH       SOLE                    89286        0        0
PROCTER & GAMBLE CO            COM              742718109      876    14407 SH       SOLE                    14407        0        0
PRUDENTIAL FINL INC            COM              744320102     3478    58212 SH       SOLE                    58212        0        0
QUALCOMM INC                   COM              747525103      284     6400 SH       SOLE                     6400        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      352     4312 SH       SOLE                     4312        0        0
SCHLUMBERGER LTD               COM              806857108      347     3231 SH       SOLE                     3231        0        0
TARGET CORP                    COM              87612E106     4417    95003 SH       SOLE                    95003        0        0
TEXAS INSTRS INC               COM              882508104     4697   166787 SH       SOLE                   166787        0        0
TIME WARNER INC                COM              887317105     6446   435547 SH       SOLE                   435547        0        0
TJX COS INC NEW                COM              872540109      227     7200 SH       SOLE                     7200        0        0
UNION PAC CORP                 COM              907818108      208     2760 SH       SOLE                     2760        0        0
UNITED TECHNOLOGIES CORP       COM              913017109      718    11643 SH       SOLE                    11643        0        0
US BANCORP DEL                 COM NEW          902973304      365    13084 SH       SOLE                    13084        0        0
V F CORP                       COM              918204108      424     5955 SH       SOLE                     5955        0        0
VANGUARD INDEX FDS             REIT ETF         922908553      283     4836 SH       SOLE                     4836        0        0
WASTE MGMT INC DEL             COM              94106L109     5069   134414 SH       SOLE                   134414        0        0
WATERS CORP                    COM              941848103     7646   118544 SH       SOLE                   118544        0        0
WELLS FARGO & CO NEW           COM              949746101     5528   232737 SH       SOLE                   232737        0        0
WYETH                          COM              983024100      218     4536 SH       SOLE                     4536        0        0
XILINX INC                     COM              983919101     4833   191418 SH       SOLE                   191418        0        0
ZIMMER HLDGS INC               COM              98956P102      660     9695 SH       SOLE                     9695        0        0